Major Customers and Geographic Information - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Lived Assets	$ 4,234	$ 2,916
Israel [Member]
Long-Lived Assets	3,915	2,650
China [Member]
Long-Lived Assets	$ 319	$ 266